Expense Example	Aug. 31, 2024 USD ($)
Goldman Sachs Dynamic California Municipal Income ETF | Goldman Sachs Dynamic California Municipal Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	107
Goldman Sachs Dynamic New York Municipal Income ETF | Goldman Sachs Dynamic New York Municipal Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	$ 107